                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-06024
               ---------------------------------------------------

                            THE INDONESIA FUND, INC.
            ---------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              -----------------------------------------------------
              (Address of Principal Executive Offices)  (Zip Code)

                                Hal Liebes, Esq.
                            The Indonesia Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2004 to June 30, 2004

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ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                THE INDONESIA
                                                                  FUND, INC.

                                                              SEMI-ANNUAL REPORT
                                                                 JUNE 30, 2004

    [AMERICAN
STOCK EXCHANGE(R)
      LOGO]
     LISTED
     IF(TM)

   3913-SA-04

CONTENTS

Letter to Shareholders                                                         1

Portfolio Summary                                                              3

Schedule of Investments                                                        4

Statement of Assets and Liabilities                                            6

Statement of Operations                                                        7

Statement of Changes in Net Assets                                             8

Financial Highlights                                                          10

Notes to Financial Statements                                                 12

Results of Annual Meeting of Shareholders                                     16

Privacy Policy Notice                                                         17

Description of InvestLink(SM) Program                                         18

Proxy Voting                                                                  21

--------------------------------------------------------------------------------

 LETTER TO SHAREHOLDERS

                                                                 August 17, 2004

DEAR SHAREHOLDER:

For the six-month period ended June 30, 2004, The Indonesia Fund, Inc. (the "Fund") had a decline in its net asset value of 5.12%, vs. an increase of 0.92% for the Morgan Stanley Capital International Indonesia Index.* Stocks that detracted from the Fund's relative performance included its food, software, pharmaceutical and diversified financial-services holdings. On the positive side, the Fund's bank and machinery companies aided its return.

THE MARKET: UP LOCALLY, BUT DOWN IN DOLLARS

The world's stock markets performed well over the first half of the period, but then tumbled on worries that interest rates would begin to rise. In addition, investor sentiment was dampened by concerns that China's strong economy would weaken and by heightened geopolitical risk factors in general. Acting in high beta fashion, as they often do, emerging stock markets outpaced developed markets during the initial rally, and underperformed when markets turned down in April and May. In the end many emerging markets had positive results for the period, though the best performers were mostly small markets and the group as a whole posted a slight loss.

Indonesian equities rose more than 10% for the period in local currency terms. However, weakness in the rupiah vs. the U.S. dollar translated into a loss for dollar-based investors. The highlights:

POLITICS. This year, the posts of President, Vice President and members of Parliament are to be decided by popular vote for the first time in Indonesia's history. The run-up to the first round of the election (which occurred on July 5--a runoff of the two top vote-getters is scheduled for September) went peacefully. This was noteworthy, given that Indonesia has had three presidents in six years, amid sectarian and separatist violence and terror attacks by Islamic militants.

THE ECONOMY. Indonesia's GDP grew by 4.5% on an annualized basis in the first quarter, with growth driven primarily by the consumer. Investment spending remained lackluster. The Bank of Indonesia kept short-term interest rates at a relatively low level (about 7.3%), announcing that it intended to maintain low rates as long as possible, despite rupiah volatility. Inflation was reported as higher than expected, at 6.8% on a year-over-year basis through June.

THE PORTFOLIO AND OUTLOOK

With the first round of the presidential election behind us, September's runoff could bring policy inertia and important changes. The first round's victor, Bambang Yudhoyono, now has an unexpected challenger in incumbent Megawati (who was all but ruled out before the first round began). The market appears to us to have priced in a Yudhoyono victory and could be negatively surprised if Megawati is reelected. Major criticisms have been her administration's inability to do more for the economy, create jobs, tackle corruption and undertake legal reforms.

The lack of investments in job-creating areas is likely to continue in our view, without a clear political party in place and without legal reforms to ensure investors a stable and fair system. With an estimated more than 40 million unemployed, and about two to three million persons entering the workforce every year, whoever takes over will inherit a country that has huge potential in terms of resources, but which has been unable to take advantage of a period of record high prices for commodities.

--------------------------------------------------------------------------------

 LETTER TO SHAREHOLDERS

Regarding the consumer, we believe that the "binge" by the economically better off can continue for a while as long as interest rates remain low. However, with inflation pressures building (due to a weaker currency as well), our feeling is that interest rates are more likely to trend up.

We believe that the recent weakness in Indonesia's currency reflects in part uncertainty surrounding the elections, and we expect that uncertainty to persist for a while. Ultimately, even if the frontrunner is elected president, Indonesia's parliament is fragmented and will probably be difficult to control, and concessions will likely happen regardless of who wins the final round.

Overall, our portfolio positioning was largely unchanged, although we did raise our exposure to banks, which are well represented in the Fund as a play on the Indonesian economy. We intend to retain the Fund's larger position in what we view as the more resilient sectors--telecommunications and consumer staples (most specifically, tobacco companies). We are also maintaining selected positions in non-Indonesia stocks, based on our favorable view on their risk/reward characteristics and diversification benefits.

Sincerely,

/s/ Boon-Hong Yeo

Boon-Hong Yeo
Chief Investment Officer**

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN INDONESIA, INCLUDING THE RISK OF INVESTING IN A SINGLE-COUNTRY FUND.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

--------------------------------------------------------------------------------
*The Morgan Stanley Capital International Indonesia Index is an unmanaged index (with no defined investment objective) of Indonesian equities that includes reinvestment of net dividends, and is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

**Boon Hong Yeo, who is a Director of Credit Suisse Asset Management (Australia), Limited, is primarily responsible for management of the Fund's assets. He has served the Fund in such capacity since January 17, 2003. Mr. Yeo joined Credit Suisse Asset Management (Australia) Limited in 2002 from AIB Govett (Asia) Limited in Singapore, where he was Director of Private Equity and managed Asian equity portfolios. Previously, he was founder and Managing Director of Zenith Asset Management Singapore; and held various positions in Asian equity portfolio management, investment banking and corporate banking in Singapore.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

PORTFOLIO SUMMARY - AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

[CHART]

SECTOR ALLOCATION

AS A PERCENT OF NET ASSESTS

                                                        6/30/2004    12/31/2003
Automotive                                                   4.95%         7.55%
Banks                                                       17.63%        14.11%
Building Products-Cement/Aggregate                           0.52%         3.86%
Finance-Consumer Loans                                       3.21%         0.00%
Food & Kindred Products                                      2.01%         5.45%
Internet Application Software                                1.80%         2.32%
Machinery-Construction & Mining                              3.18%         2.08%
Medical-Drugs                                                4.48%         5.74%
Metal Products-Fasteners                                     1.72%         2.28%
Publishing-Newspapers                                        2.05%         0.00%
Soap & Cleaning Preparation                                  2.29%         2.61%
Telecommunications                                          24.22%        19.73%
Tobacco                                                     22.00%        21.92%
Other                                                        7.73%        11.63%
Cash & Other Assets                                          2.21%         0.72%

TOP 10 HOLDINGS, BY ISSUER

                                                                            PERCENT OF
    HOLDING                                           SECTOR                NET ASSETS
--------------------------------------------------------------------------------------
1.  PT Telekomunikasi Indonesia                 Telecommunications            20.4

2.  PT Hanjaya Mandala Sampoerna Tbk                  Tobacco                 14.8

3.  PT Gudang Garam Tbk                               Tobacco                  7.2

4.  PT Bank Central Asia Tbk                           Banks                   5.0

5.  PT Astra International Tbk                      Automotive                 5.0

6.  PT Bank Rakyat Indonesia                           Banks                   4.9

7.  PT Indonesian Satellite Corp. Tbk           Telecommunications             3.8

8.  PT Adira Dinamika Multi Finance Tbk       Finance-Consumer Loans           3.2

9.  PT United Tractors Tbk                Machinery-Construction & Mining      3.2

10. PT Kalbe Farma Tbk                             Medical-Drugs               2.8

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 NO. OF
DESCRIPTION                                                      SHARES          VALUE
-------------------------------------------------------------------------------------------
 EQUITY SECURITIES-97.79%

 INDONESIA-85.89%

 AGRICULTURE-0.00%
PT Perusahaan
 Perkebunan London Sumatra
 Indonesia Tbk+                                                       100   $            10
                                                                            ---------------

 AUTOMOTIVE-4.95%
PT Astra International Tbk                                      2,592,461         1,516,462
                                                                            ---------------
 BANKS-15.59%
PT Bank Central Asia Tbk                                        7,728,000         1,541,079
PT Bank Danamon
 Indonesia Tbk                                                  2,864,000           860,495
PT Bank Mandiri                                                 6,914,000           864,020
PT Bank Rakyat Indonesia+                                       8,483,000         1,511,196
                                                                            ---------------
                                                                                  4,776,790
                                                                            ---------------

 BUILDING & CONSTRUCTION-MISCELLANEOUS-0.94%
PT Adhi Karya Tbk+                                              8,617,000           288,684
                                                                            ---------------

 BUILDING PRODUCTS-CEMENT/AGGREGATE-0.52%
PT Indocement Tunggal
 Prakarsa Tbk+                                                  1,055,000           159,891
                                                                            ---------------

 FINANCE-CONSUMER LOANS-3.21%
PT Adira Dinamika Multi
 Finance Tbk+                                                   3,700,000           983,781
                                                                            ---------------

 FOOD & KINDRED PRODUCTS-2.01%
PT Indofood Sukses
 Makmur Tbk                                                     8,289,000           617,102
                                                                            ---------------

 MACHINERY-CONSTRUCTION & MINING-3.18%
PT United Tractors Tbk+                                         8,134,200           973,249
                                                                            ---------------

 MEDICAL-DRUGS-4.48%
PT Kalbe Farma Tbk                                             23,249,800           865,454
PT Tempo Scan Pacific Tbk                                         680,000           506,248
                                                                            ---------------
                                                                                  1,371,702
                                                                            ---------------

 RETAIL-MAJOR DEPARTMENT STORE-2.50%
PT Matahari Putra Prima Tbk                                     5,372,000   $       299,952
PT Ramayana Lestari
 Sentosa Tbk                                                      988,500           467,836
                                                                            ---------------
                                                                                    767,788
                                                                            ---------------

 SOAP & CLEANING PREPARATION-2.29%
PT Unilever Indonesia Tbk                                       1,678,000           700,468
                                                                            ---------------
 TELECOMMUNICATIONS-24.22%
PT Indonesian Satellite
 Corp. Tbk+                                                     2,723,000         1,165,655
PT Telekomunikasi Indonesia                                     7,951,280         6,257,854
                                                                            ---------------
                                                                                  7,423,509
                                                                            ---------------
 TOBACCO-22.00%
PT Gudang Garam Tbk                                             1,512,500         2,203,802
PT Hanjaya Mandala
 Sampoerna Tbk                                                  8,369,500         4,539,692
                                                                            ---------------
                                                                                  6,743,494
                                                                            ---------------

TOTAL INDONESIA
 (Cost $19,348,313)                                                              26,322,930
                                                                            ---------------

 HONG KONG-3.91%

 APPAREL MANUFACTURERS-1.65%
Ports Design Ltd.                                                 259,000           504,731
                                                                            ---------------

 AUDIO/VIDEO PRODUCTS-1.33%
Ngai Lik Industrial
 Holding Ltd.                                                   1,073,000           409,264
                                                                            ---------------

 REAL ESTATE OPERATING/DEVELOPMENT-0.93%
Sino Land Company Ltd.                                            509,000           283,873
                                                                            ---------------

TOTAL HONG KONG
 (Cost $870,778)                                                                  1,197,868
                                                                            ---------------

 MALAYSIA-0.37%

 FINANCE-INVESTMENT BANKER/BROKER-0.37%
ECM Libra Berhad
 (Cost $152,430)                                                  275,000           115,066
                                                                            ---------------

--------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                 NO. OF
DESCRIPTION                                                      SHARES          VALUE
------------------------------------------------------------------------------------------
 SINGAPORE-5.57%

 INTERNET APPLICATION SOFTWARE-1.80%
Horizon Education and
 Technologies Ltd.+                                             7,320,000   $       552,469
                                                                            ---------------

 METAL PRODUCTS-FASTENERS-1.72%
Unisteel Technology Ltd.                                          683,000           527,383
                                                                            ---------------

 PUBLISHING-NEWSPAPERS-2.05%
Singapore Press Holdings Ltd.                                     259,250           626,131
                                                                            ---------------

TOTAL SINGAPORE
 (Cost $1,479,074)                                                                1,705,983
                                                                            ---------------

 THAILAND-2.05%

 BANKS-2.05%
Siam City Bank Public
 Company Ltd.
 (Cost $511,851)                                                1,034,000           627,203
                                                                            ---------------

TOTAL EQUITY SECURITIES
 (Cost $22,362,446)                                                              29,969,050
                                                                            ---------------

                                                             PRINCIPAL
DESCRIPTION                                                AMOUNT (000'S)        VALUE
-------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS-2.34%

 GRAND CAYMAN-2.34%
Brown Brothers Harriman & Co.,
 overnight deposit,
 0.51%, 07/01/04*
 (Cost $718,000)                                          $           718   $       718,000
                                                                            ---------------

 INDONESIA-0.00%
Citibank N.A., Jakarta, overnight
 deposit, 4.30%, 07/01/04*
 (Cost $7)                                                              0                 7
                                                                            ---------------

TOTAL SHORT-TERM INVESTMENTS
 (Cost $718,007)                                                                    718,007
                                                                            ---------------

TOTAL INVESTMENTS-100.13%
 (Cost $23,080,453) (Notes A,D,F)                                                30,687,057
                                                                            ---------------

LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS-(0.13)%                                                           (38,855)
                                                                            ---------------
NET ASSETS-100.00%                                                          $    30,648,202
                                                                            ===============

--------------------------------------------------------------------------------
+    Security is non-income producing.
* Variable rate account. Rate resets on a daily basis; amounts are available on the same business day.

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 ASSETS

Investments, at value (Cost $23,080,453) (Notes A,D,F)                             $    30,687,057
Cash                                                                                           365
Receivables:
  Dividends                                                                                 93,974
  Investments sold                                                                          45,791
Prepaid expenses                                                                            12,418
                                                                                   ---------------
Total Assets                                                                            30,839,605
                                                                                   ---------------

 LIABILITIES

Payables:
  Investment advisory fees (Note B)                                                         80,308
  Directors' fees                                                                           12,168
  Administration fees (Note B)                                                               3,361
  Other accrued expenses                                                                    95,566
                                                                                   ---------------
Total Liabilities                                                                          191,403
                                                                                   ---------------
NET ASSETS (applicable to 8,266,202 shares of common stock outstanding) (Note C)   $    30,648,202
                                                                                   ===============

 NET ASSETS CONSIST OF

Capital stock, $0.001 par value; 8,266,202 shares issued and outstanding
 (100,000,000 shares authorized)                                                   $         8,266
Paid-in capital                                                                         59,103,693
Accumulated net investment loss                                                            (36,129)
Accumulated net realized loss on investments and foreign currency related
 transactions                                                                          (36,034,154)
Net unrealized appreciation in value of investments and translation of other
 assets and liabilities denominated in foreign currency                                  7,606,526
                                                                                   ---------------
Net assets applicable to shares outstanding                                        $    30,648,202
                                                                                   ===============

NET ASSET VALUE PER SHARE ($30,648,202 DIVIDED BY 8,266,202)                       $          3.71
                                                                                   ===============

MARKET PRICE PER SHARE                                                             $          3.72
                                                                                   ===============

--------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 INVESTMENT LOSS

Income (Note A):
  Dividends                                                                        $       337,104
  Interest                                                                                   1,989
  Less: Foreign taxes withheld                                                             (48,915)
                                                                                   ---------------
  Total Investment Income                                                                  290,178
                                                                                   ---------------
Expenses:
  Investment advisory fees (Note B)                                                        166,607
  Custodian fees                                                                            39,825
  Legal fees                                                                                32,809
  Printing (Note B)                                                                         27,349
  Audit fees                                                                                19,851
  Administration fees (Note B)                                                              18,848
  Accounting fees                                                                           14,918
  Directors' fees                                                                           14,420
  Transfer agent fees                                                                       10,829
  Stock exchange listing fees                                                                8,702
  Insurance                                                                                  7,295
  Miscellaneous                                                                              3,956
                                                                                   ---------------
  Total Expenses                                                                           365,409
                                                                                   ---------------
  Net Investment Loss                                                                      (75,231)
                                                                                   ---------------

 NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
 FOREIGN CURRENCY RELATED TRANSACTIONS

Net realized gain/(loss) from:
  Investments                                                                            2,336,663
  Foreign currency related transactions                                                     (1,631)
Net change in unrealized appreciation in value of investments and translation
 of other assets and liabilities denominated in foreign currency                        (3,915,144)
                                                                                   ---------------
Net realized and unrealized loss on investments and foreign currency related
 transactions                                                                           (1,580,112)
                                                                                   ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    (1,655,343)
                                                                                   ===============

--------------------------------------------------------------------------------

See accompanying notes to financial statements

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                FOR THE SIX MONTHS      FOR THE YEAR
                                                                               ENDED JUNE 30, 2004          ENDED
                                                                                   (UNAUDITED)        DECEMBER 31, 2003
                                                                               -------------------    -----------------
 INCREASE/(DECREASE) IN NET ASSETS

Operations:
  Net investment income/(loss)                                                 $           (75,231)   $         284,627
  Net realized gain on investments and foreign currency related transactions             2,335,032            2,899,547
  Net change in unrealized appreciation/depreciation in value of investments and translation of other assets and liabilities
   denominated in foreign currency                                                      (3,915,144)          12,005,604
                                                                               -------------------    -----------------
    Net increase/(decrease) in net assets resulting from operations                     (1,655,343)          15,189,778
                                                                               -------------------    -----------------
Dividends to shareholders:
  Net investment income                                                                         --             (203,349)
                                                                               -------------------    -----------------
   Total increase/(decrease) in net assets                                              (1,655,343)          14,986,429
                                                                               -------------------    -----------------
 NET ASSETS

Beginning of period                                                                     32,303,545           17,317,116
                                                                               -------------------    -----------------
End of period                                                                  $        30,648,202    $      32,303,545*
                                                                               ===================    =================

----------
* Includes undistributed net investment income of $39,102.

--------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

8
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                                                                               9

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THE INDONESIA FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratio to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                                  FOR THE SIX MONTHS       FOR THE YEARS ENDED DECEMBER 31,
                                                                  ENDED JUNE 30, 2004      ---------------------------------
                                                                     (UNAUDITED)             2003         2002        2001
                                                                  -------------------      --------     --------    --------
 PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                              $              3.91      $   2.09     $   1.52    $   1.72
                                                                  -------------------      --------     --------    --------
Net investment income/(loss)                                                    (0.01)         0.03         0.01       (0.13)*
Net realized and unrealized gain/(loss) on investments and
  foreign currency related transactions                                         (0.19)         1.81         0.56       (0.07)
                                                                  -------------------      --------     --------    --------
Net increase/(decrease) in net assets resulting from operations                 (0.20)         1.84         0.57       (0.20)
                                                                  -------------------      --------     --------    --------
Dividends and distributions to shareholders:
  Net investment income                                                            --         (0.02)          --          --
  Net realized gain on investments and
    foreign currency related transactions                                          --            --           --          --
                                                                  -------------------      --------     --------    --------
Total dividends and distributions to shareholders                                  --         (0.02)          --          --
                                                                  -------------------      --------     --------    --------
Net asset value, end of period                                    $              3.71      $   3.91     $   2.09    $   1.52
                                                                  ===================      ========     ========    ========
Market value, end of period                                       $              3.72      $   4.83     $   1.65    $   1.32
                                                                  ===================      ========     ========    ========
Total investment return (a)                                                    (22.98)%      194.19%       25.00%     (15.52)%
                                                                  ===================      ========     ========    ========

 RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                           $            30,648      $ 32,304     $ 17,317    $ 12,545
Ratio of expenses to average net assets                                          2.19%(d)      2.65%        2.69%       8.89%(b)
Ratio of net investment income/(loss) to average net assets                     (0.45)%(d)     1.23%        0.36%      (5.63)%
Portfolio turnover rate                                                         26.58%        95.66%       29.15%      10.23%

--------------------------------------------------------------------------------
* Based on actual shares outstanding on June 8, 2001 (prior to the Agreement and Plan of Reorganization effective June 11, 2001 between the Fund and Jakarta Growth Fund) and December 31, 2001.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend reinvestment program.
(b) Excluding merger-related fees, the ratio of expenses to average net assets would have been 4.31%.
(c) Excluding merger-related fees, the ratio of expenses to average net assets would have been 4.13%.
(d)  Annualized.

--------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------------------
                                                                    2000            1999         1998         1997
                                                                  --------        --------     --------     --------
 PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                              $   4.48        $   2.71     $   3.58     $  10.68
                                                                  --------        --------     --------     --------
Net investment income/(loss)                                         (0.13)          (0.05)       (0.04)        0.03
Net realized and unrealized gain/(loss) on investments and
  foreign currency related transactions                              (2.63)           1.87        (0.83)       (7.13)
                                                                  --------        --------     --------     --------
Net increase/(decrease) in net assets resulting from operations      (2.76)           1.82        (0.87)       (7.10)
                                                                  --------        --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                                                 --              --           --           --
  Net realized gain on investments and
    foreign currency related transactions                               --           (0.05)          --           --
                                                                  --------        --------     --------     --------
Total dividends and distributions to shareholders                       --           (0.05)          --           --
                                                                  --------        --------     --------     --------
Net asset value, end of period                                    $   1.72        $   4.48     $   2.71     $   3.58
                                                                  ========        ========     ========     ========
Market value, end of period                                       $  1.563        $  5.438     $  3.438     $  4.625
                                                                  ========        ========     ========     ========
Total investment return (a)                                         (71.26)%         59.58%      (25.68)%     (52.56)%
                                                                  ========        ========     ========     ========
 RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                           $  7,935        $ 20,669     $ 12,491     $ 16,486
Ratio of expenses to average net assets                               7.23%(c)        3.18%        4.21%        1.89%
Ratio of net investment income/(loss) to average net assets          (4.85)%         (1.43)%      (1.37)%       0.33%
Portfolio turnover rate                                              16.48%          47.38%       36.58%       48.19%

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                  ----------------------------------
                                                                    1996         1995         1994
                                                                  --------     --------     --------
 PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                              $   9.34     $   9.18     $  14.03
                                                                  --------     --------     --------
Net investment income/(loss)                                          0.01           --        (0.03)
Net realized and unrealized gain/(loss) on investments and
  foreign currency related transactions                               1.33         0.16        (4.82)
                                                                  --------     --------     --------
Net increase/(decrease) in net assets resulting from operations       1.34         0.16        (4.85)
                                                                  --------     --------     --------
Dividends and distributions to shareholders:
  Net investment income                                                 --           --           --
  Net realized gain on investments and
    foreign currency related transactions                               --           --           --
                                                                  --------     --------     --------
Total dividends and distributions to shareholders                       --           --           --
                                                                  --------     --------     --------
Net asset value, end of period                                    $  10.68     $   9.34     $   9.18
                                                                  ========     ========     ========
Market value, end of period                                       $  9.750     $ 10.125     $ 12.000
                                                                  ========     ========     ========
Total investment return (a)                                          (3.70)%     (15.63)%     (42.17)%
                                                                  ========     ========     ========

 RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                           $ 49,223     $ 43,060     $ 42,297
Ratio of expenses to average net assets                               1.91%        1.96%        1.83%
Ratio of net investment income/(loss) to average net assets           0.10%        0.05%       (0.25)%
Portfolio turnover rate                                              34.67%       24.10%       31.56%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 NOTE A. SIGNIFICANT ACCOUNTING POLICIES

The Indonesia Fund, Inc. (the "Fund") was incorporated in Maryland on January 8, 1990 and commenced investment operations on March 9, 1990. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

SECURITY VALUATION: The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Directors determines that using this method would not reflect an investment's value.

Securities and other assets for which market quotations are not readily available or whose values have been materially affected by events occurring before the Fund's Valuation Time, but after the close of the securities primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.

SHORT-TERM INVESTMENTS: The Fund sweeps available U.S. dollar cash into a short-term deposit issued by Brown Brothers Harriman & Co., the Fund's custodian. The Fund also sweeps available cash denominated in Indonesian rupiah into a short-term deposit issued by Citibank N.A., Jakarta. These short-term time deposits are variable rate accounts classified as short-term investments.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued as earned; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders sufficient to relieve it from all or substantially all U.S. income and excise taxes.

Income received by the Fund from sources within Indonesia and other foreign countries may be subject to withholding and other taxes imposed by such countries.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the valuation date rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received.

DISTRIBUTIONS OF INCOME AND GAINS: The Fund distributes at least annually to shareholders substantially all of its net investment income and net realized short-term capital gains, if any. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. An additional distribution may be made to the extent necessary to avoid the payment of a 4% U.S. federal excise tax. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for U.S. income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

OTHER: The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

Investment in Indonesian and other foreign securities requires consideration of certain factors that are not normally involved in investments in U.S. securities. The Indonesian securities market is an emerging market characterized by a small number of company listings, high price volatility and a relatively illiquid secondary trading environment. These factors, coupled with restrictions on investment by foreigners and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in Indonesian and other foreign securities, the purchase and sale prices for such securities and the timing of purchases and sales.

The limited liquidity of the Indonesian and other foreign securities markets may also affect the Fund's ability to acquire or dispose of securities at a price and time that it wishes to do so. Accordingly, in periods of rising market prices, the Fund may be unable to participate in such price increases fully to the extent that is unable to acquire desired portfolio positions quickly; conversely the Fund's inability to dispose fully and promptly of positions in declining markets will cause its net asset value to decline as the value of unsold positions is marked to lower prices.

 NOTE B. AGREEMENTS

Credit Suisse Asset Management, LLC ("CSAM") serves as the Fund's investment adviser with respect to all investments. CSAM receives as compensation for its advisory services from the Fund, an annual fee, calculated weekly and paid quarterly, equal to 1.00% of the Fund's average weekly net assets. For the six months ended June 30, 2004, CSAM earned $166,607 for advisory services. CSAM also provides certain administrative services to the Fund and is reimbursed by the Fund for costs incurred on behalf of the Fund (up to $20,000 per annum). For the six months ended June 30, 2004, CSAM was reimbursed $2,187 for administrative services rendered to the Fund.

Credit Suisse Asset Management (Australia) Limited ("Sub-Adviser") serves as the Fund's sub-investment adviser. CSAM currently pays the Sub-Adviser on a quarterly basis a fee of 90% of the net quarterly amount received by CSAM as the Fund's investment adviser. The Fund does not pay the Sub-Adviser.

Bear Stearns Funds Management Inc. ("BSFM") serves as the Fund's administrator. The Fund pays BSFM a monthly fee that is computed weekly at an annual rate of 0.10% of the first $100 million of the Fund's average weekly net assets and 0.08% of amounts in excess of $100 million. For the six months ended June 30, 2004, BSFM earned $16,661 for administrative services.

Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For six months ended June 30, 2004, Merrill was paid $23,776 for its services to the Fund.

 NOTE C. CAPITAL STOCK

The authorized capital stock of the Fund is 100,000,000 shares of common stock, $0.001, par value. Of the 8,266,202 shares outstanding at June 30, 2004, CSAM owned 7,169 shares.

 NOTE D. INVESTMENT IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term investments, were $8,649,035 and $9,173,063, respectively.

 NOTE E. CREDIT FACILITY

The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured, line of credit facility (the "Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for temporary or

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE INDONESIA FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------

emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. During the six months ended June 30, 2004, the Fund had no borrowings under the Credit Facility.

 NOTE F. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax character of dividends paid during the year ended December 31, 2003 for the Fund were ordinary income of $203,349.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2003, the Fund incurred but elected not to defer net realized foreign currency losses of $4,595.

At December 31, 2003, the Fund had a capital loss carryover for U.S. federal income tax purposes of $36,810,348 (of which $7,686,858 is subject to Internal Revenue Code Section limitations) of which $5,731,003 expires in 2004; $4,600,826 expires in 2005; $14,881,456 expires in 2006; $3,253,238 expires in
2007; $5,937,713 expires in 2008, $1,720,106 expires in 2009 and $686,006 expires in 2010. It is uncertain whether the Fund will be able to realize the benefits before they expire.

At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $24,538,625, $6,876,052, $(727,620), and $6,148,432, respectively.

 NOTE G. CONTINGENCIES

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

--------------------------------------------------------------------------------

 RESULTS OF ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

On April 22, 2004, the Annual Meeting of Shareholders of The Indonesia Fund, Inc. (the "Fund") (the "Meeting") was held and the following matter was voted upon:

(1)  To re-elect a director of the Board of Directors of the Fund:

NAME OF DIRECTOR                                        FOR        WITHHELD
----------------                                     ----------   ----------
Richard H. Francis                                    4,922,632      147,490

In addition to the director re-elected at the Meeting, Enrique R. Arzac, Lawrence J. Fox and William W. Priest, Jr. continue as directors of the Fund.

Effective August 10, 2004, Michael E. Kenneally was appointed as Director, Chairman of the Board, Chief Executive Officer and President. Joseph D. Gallagher, who previously held these positions, resigned from the Fund effective the same day.

--------------------------------------------------------------------------------

 IMPORTANT PRIVACY CHOICES FOR CONSUMERS (UNAUDITED)

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:
- Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and
-  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

/ / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to The Indonesia Fund, Inc., c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017.]

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.


NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

--------------------------------------------------------------------------------

 DESCRIPTION OF INVESTLINK(SM) PROGRAM (UNAUDITED)

The InvestLink(SM) Program is sponsored and administered by EquiServe, L.P., not by The Indonesia Fund, Inc. (the "Fund"). EquiServe, L.P., will act as program administrator (the "Program Administrator") of the InvestLink(SM) Program (the "Program"). The purpose of the Program is to provide existing shareholders with a simple and convenient way to invest additional funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

In order to participate in the Program, you must be a registered holder of at least one Share of stock of the Fund. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. All cash payments must be drawn on a U.S. bank and payable in U.S. dollars. Checks must be made payable to EquiServe. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

A participant will be assessed certain charges in connection with his participation in the Program. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The investment date for cash payments is the 25th day of each month (or the next trading day if the 25th is not a trading day). The investment date for dividend reinvestment is the dividend payment date. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period. All sale requests having an

--------------------------------------------------------------------------------
anticipated market value of $100,000.00 or more are expected to be submitted in written form. In addition, all sale requests received by the Program Administrator within thirty (30) days of an address change are expected to be submitted in written form.

EquiServe L.P., as Program Administrator, administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as the fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts. Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such Shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

--------------------------------------------------------------------------------

 DESCRIPTION OF INVESTLINK(SM) PROGRAM (UNAUDITED) (CONCLUDED)

A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all of his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgment and research.

While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

Any interested shareholder may participate in the Program. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested shareholder may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including the terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers:
(800) 730-6001 (U.S. and Canada) or (781) 575-3100 (outside U.S. and Canada).
All correspondence regarding the Program should be directed to: EquiServe Trust Company N.A., InvestLink(SM) Program, P.O. Box 43010, Providence, RI 02940-3010.

InvestLink is a service mark of EquiServe, L.P.
--------------------------------------------------------------------------------

 PROXY VOTING (UNAUDITED)

The policies and procedures that The Indonesia Fund, Inc. (the "Fund") uses to determine how to vote proxies relating to its portfolio securities are available:

     -   by calling 1-800-293-1232;

     -   on the Fund's website, www.csam.com/us; or

     - on the website of the Securities and Exchange Commission, http://www.sec.gov.

--------------------------------------------------------------------------------

 OTHER FUNDS MANAGED BY CREDIT SUISSE ASSET MANAGEMENT, LLC

Credit Suisse Capital Appreciation Fund
Credit Suisse Cash Reserve Fund
Credit Suisse Emerging Markets Fund
Credit Suisse Fixed Income Fund
Credit Suisse Global Fixed Income Fund
Credit Suisse Global Post-Venture Capital Fund
Credit Suisse High Income Fund
Credit Suisse International Focus Fund
Credit Suisse Japan Equity Fund
Credit Suisse Large Cap Value Fund
Credit Suisse Mid-Cap Growth Fund
Credit Suisse Municipal Money Fund
Credit Suisse New York Municipal Fund
Credit Suisse New York Tax Exempt Fund
Credit Suisse Select Equity Fund
Credit Suisse Short Duration Bond Fund
Credit Suisse Small Cap Growth Fund
Credit Suisse Small Cap Value Fund
Credit Suisse Strategic Small Cap Fund
Credit Suisse U.S. Government Money Fund


Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-market, small-company, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. For up-to-date performance, please look in the mutual fund section of your newspaper under Credit Suisse.

Credit Suisse Asset Management Securities, Inc., Distributor.

--------------------------------------------------------------------------------


 SUMMARY OF GENERAL INFORMATION

The Fund--The Indonesia Fund, Inc.--is a closed-end, non-diversified management investment company whose shares trade on the American Stock Exchange, LLC. Its principal investment objective is long-term capital appreciation with income as a secondary objective through investments primarily in Indonesian equity and debt securities. Credit Suisse Asset Management, LLC (New York), the Fund's investment adviser, is part of Credit Suisse Asset Management ("CSAM"), the institutional and mutual-fund asset-management arm of Credit Suisse First Boston
("CSFB"). As of June 30, 2004, CSAM managed assets of over $335 billion in 14 countries, $12 billion of which is managed in the U.S. by CSFB's Alternative
Capital Division, an affiliate of CSAM.

 SHAREHOLDER INFORMATION

The market price is published in: THE NEW YORK TIMES (daily) under the designation "Indones" and THE WALL STREET JOURNAL (daily), and BARRON'S (each
Monday) under the designation "Indonesia". The Fund's American Stock Exchange,
LLC trading symbol is IF. Weekly comparative net asset value (NAV) and market price information about The Indonesia Fund, Inc.'s shares are published each Sunday in THE NEW YORK TIMES and each Monday in THE WALL STREET JOURNAL and
BARRON'S, as well as other newspapers, in a table called "Closed-End Funds."

 THE CSAM GROUP OF FUNDS

LITERATURE REQUEST--Call today for free descriptive information on the closed-end funds listed below at 1-800-293-1232 or visit our website on the
Internet: http://www.csam.com/us.

CLOSED-END FUNDS

SINGLE COUNTRY
The Brazilian Equity Fund, Inc. (BZL)
The Chile Fund, Inc. (CH)
The First Israel Fund, Inc. (ISL)

MULTIPLE COUNTRY
The Emerging Markets Telecommunications Fund, Inc. (ETF)
The Latin America Equity Fund, Inc. (LAQ)

FIXED INCOME
Credit Suisse Asset Management Income Fund, Inc. (CIK)
Credit Suisse High Yield Bond Fund (DHY)

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
 DIRECTORS AND CORPORATE OFFICERS                                        ADMINISTRATOR

Enrique R. Arzac              Director                                  Bear Stearns Funds Management Inc.
                                                                        383 Madison Avenue
Lawrence J. Fox               Director                                  New York, NY 10179

Richard H. Francis            Director                                   CUSTODIAN

William W. Priest, Jr.        Director                                  Brown Brothers Harriman & Co.
                                                                        40 Water Street
Michael E. Kenneally          Director, Chairman of                     Boston, MA 02109
                              the Board, Chief Executive
                              Officer and President                      SHAREHOLDER SERVICING AGENT

Boon Hong Yeo                 Chief Investment Officer                  Fleet National Bank
                                                                        (c/o EquiServe, L.P.)
Hal Liebes                    Senior Vice President                     P. O. Box 43010
                                                                        Providence, RI 02940
Michael A. Pignataro          Chief Financial Officer and
                              Secretary                                  INDEPENDENT AUDITORS

Robert M. Rizza               Treasurer                                 PricewaterhouseCoopers LLP
                                                                        Two Commerce Square
 INVESTMENT ADVISER                                                     Philadelphia, PA 19103

Credit Suisse Asset Management, LLC                                      LEGAL COUNSEL
466 Lexington Avenue
New York, NY 10017                                                      Willkie Farr & Gallagher LLP
                                                                        787 Seventh Avenue
 INVESTMENT SUB-ADVISER                                                 New York, NY 10019

Credit Suisse Asset Management (Australia) Limited
Level 32, Gateway Building
1 Macquarie Place
Sydney NSW 2000


This report, including the financial statements herein, is sent to the
shareholders of the Fund for their information. The financial information                          [AMERICAN
included herein is taken from the records of the Fund without examination by                    STOCK EXCHANGE(R)
independent accountants who do not express an opinion thereon. It is not a                            LOGO]
prospectus, circular or representation intended for use in the purchase or sale                      LISTED
of shares of the Fund or of any securities mentioned in this report.                                 IF(TM)
-----------------------------------------------------------------------------------------------------------------
                                                                                                  3913-SA-04

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ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.
(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

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(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          THE INDONESIA FUND, INC.

          /s/ Michael E. Kenneally
          -----------------------------------
          Name:          Michael E. Kenneally
          Title:         Chief Executive Officer
          Date:          September 1, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          -----------------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  September 1, 2004

          /s/ Michael A. Pignataro
          -----------------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  September 1, 2004